Debt (Details) - USD ($) $ in Millions			1 Months Ended	2 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended
	Jun. 09, 2026	Jul. 18, 2023	Jun. 30, 2026	Mar. 03, 2026	Jun. 30, 2026	Jun. 09, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 04, 2026	Dec. 31, 2025	Jul. 02, 2025	Jan. 31, 2024
Debt [Line Items]
Percentage of lesser of cost or fair market value			75.00%		75.00%				75.00%	75.00%
Percentage of new compressors cost			80.00%		80.00%				80.00%	80.00%
Minimum interest rate per annum			4.50%		4.50%				4.50%	4.50%
Treasury rate percentage			3.00%		3.00%				3.00%	3.00%
Credit agreement, aggregate commitments amount												$ 65.0
Initial borrowing base												65.0
Aggregate maximum credit amounts												$ 500.0
Redemption price						$ 1.1
Redemption premium percentage	1.00%
Maximum [Member]
Debt [Line Items]
Redemption premium percentage	2.00%
Minimum [Member]
Debt [Line Items]
Redemption premium percentage	0.00%
ABS II Notes [Member]
Debt [Line Items]
Amortization of debt issuance costs				$ 0.3				$ 0.4			$ 0.9
Interest expense				3.7		1.2		5.9			$ 12.0
Outstanding balance													$ 266.9
Outstanding balance of loan	$ 248.4					248.4
Redemption price	263.3
Unamortized debt	14.1					14.1
Accrued interest	0.8
Debt issuance costs		$ 8.9
Trail Dust LLC [Member]
Debt [Line Items]
Term loan facility principal amount															$ 8.7
Trail Dust Loan [Member]
Debt [Line Items]
Interest expense				0.1				$ 0.1		$ 0.1
Outstanding balance of loan			$ 2.0		$ 2.0				$ 2.0	2.0			2.3
Citizens RBL [Member]
Debt [Line Items]
Interest expense					0.5				0.7	8.6
Outstanding balance			0.0		0.0				0.0	0.0
Borrowings			65.0		65.0				65.0	65.0
Debt issuance costs							$ 2.6
WAB RBL [Member]
Debt [Line Items]
Debt issuance costs			0.1		0.1				0.1	0.1
Interest expense				$ 0.1
Outstanding balance													$ 3.5
ABS III Notes [Member]
Debt [Line Items]
Debt instrument, face amount	350.0					350.0
Interest expense			1.3
Outstanding balance	37.0		348.1		348.1	37.0			348.1	348.1
Maximum facility borrowings	65.0					65.0
Initial deposit	0.8
Redemption premium	14.1
Wrote off	9.6
Loss on extinguishment of debt	4.5
Accrued interest	0.2
Term Asset-Backed Securities [Member]
Debt [Line Items]
Debt instrument, face amount		380.0
Class A-1 [Member]
Debt [Line Items]
Debt instrument, face amount	$ 175.0	$ 190.0				175.0
Interest rate	5.902%	7.806%
Debt maturity date		Dec. 25, 2038
Class A-2 [Member]
Debt [Line Items]
Debt instrument, face amount	$ 175.0	$ 190.0				$ 175.0
Interest rate	6.717%	8.418%
Debt maturity date		Dec. 25, 2038
Trail Dust LLC [Member]
Debt [Line Items]
Debt instrument, face amount			$ 8.7		$ 8.7				$ 8.7	$ 8.7
Minimum interest rate per annum			4.50%		4.50%				4.50%	4.50%
Predecessor Revolving Credit Facility [Member]
Debt [Line Items]
Maximum facility borrowings														$ 20.0
Borrowings														$ 7.5
Maturity date														Jul. 02, 2028